Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes [Line Items]
Deferred income taxes	$ (175)	$ (96)	$ (153)
Euro [Member]
Deferred income taxes [Line Items]
Deferred income taxes	22	33
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	21	22
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(7)	10
Israeli Shekel [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(204)	(166)
Other [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ (7)	$ 5